SENIOR NOTES AND LOANS (Details 1) In Millions, unless otherwise specified					12 Months Ended				0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Syndicated Loan [Member] USD ($)	Dec. 31, 2013 Syndicated Loan [Member] USD ($)	Dec. 31, 2014 Bank Loan Two [Member] USD ($)	Dec. 31, 2013 Bank Loan Two [Member] USD ($)	Dec. 31, 2014 Long Credit Agreement 2017 [Member]	Dec. 31, 2014 Long Credit Agreement 2019 [Member] USD ($)	Dec. 31, 2014 Senior Unsecured Fix Rate Credit Agreement [Member] JPY (¥)	Dec. 31, 2014 Senior Unsecure Five Years Term Loan [Member] JPY (¥)
Debt Instrument [Line Items]
Debt instrument stated interest rate percentage	7.20%						99.00%	142.00%
Interest rate information					denominated in Euro				fixed rate term loan agreement for five and seven years, bearing interest of 0.99% and 1.42%, respectively	borrowed in December 2013, bearing interest of JPY LIBOR + 0.3% (approximately $0.3 billion)
Original principal amount of debt instrument			$ 118	$ 207	$ 148	$ 168		$ 1,000	¥ 100,500	¥ 35,000
Principal amount currently outstanding on the debt instrument	$ 530	$ 530